STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (Parenthetical) - USD ($)	Aug. 01, 2016	Jul. 29, 2016	May 16, 2016	May 13, 2016	Apr. 11, 2016	Apr. 08, 2016	Dec. 31, 2015
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
Units transferred from Class A to Class AA	14,142	12,489	23,521	20,816	167,859	148,700
Transfers from Class A to Class AA	$ 14,578	$ 14,578	$ 22,966	$ 22,966	$ 170,663	$ 170,663
Units transferred from Class A to Class II							399,447
Units transferred from Class C to Class II							1,073,617
Transfers from Class A to Class II							$ 442,867
Transfers from Class C to Class II							1,141,362
Transfers from Class A and Class C to Class II							$ 1,584,229